Defined Benefit Obligation and Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation (Note 28)	$ 268	$ 227
Long-term incentive accruals (Note 27)	4	9
Other	29	51
Total	$ 301	$ 287